Schedule of contractual maturities of financial liabilities (Details) - Liquidity risk [member] - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total			£ 3,317,000
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	1,082,000	1,263,000	2,582,000
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,036,000	1,131,000	2,503,000
Not later than three months [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	46,000	25,000	79,000
Not later than three months [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total		107,000
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	171,000	75,000	437,000
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total			165,000
Later than three months and not later than one year [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			272,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	195,000	61,000	555,000
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	195,000	61,000	317,000
Later than one year and not later than two years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			238,000
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	442,000	8,000	3,586,000
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	442,000	8,000	735,000
Later than two years and not later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			2,851,000
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			£ 3,317,000